May 01, 2019
Supplement dated June 4, 2019
to the Prospectus, as supplemented, of the following fund:
Fund	Prospectus
Columbia Funds Variable Series Trust II
Variable Portfolio – Partners Small Cap Growth Fund	5/1/2019
Effective immediately, the fourth paragraph under the caption “Performance Information” in the “Summary of VP – Partners Small Cap Growth Fund” section of the Prospectus is hereby superseded and replaced with the following:
The Fund’s performance prior to May 2019 reflects returns achieved by one or more different subadvisers. If the Fund’s current subadvisers had been in place for the prior periods, results shown may have been different.
The rest of the section remains the same.